[LETTERHEAD]
                   FUND/PLAN SERVICES, INC.
                      #2 West Elm Street
                    Conshohocken, PA 19428
                        (610) 834-3598




November 6, 1996



SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  McM Funds (the "Registrant")
     No. 33-75708
     No. 811-8370


Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information dated November 1, 1996 that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on October 28, 1996.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


/s/ Gretchen B. Zepernick
Gretchen B. Zepernick
Corporate Compliance Administrator

cc:

Deane A. Nelson\McMorgan & Company
Julie Allecta, Esq.\Heller Ehrman White & McAuliffe
Stephanie Owen- Woodworth, Esq.\Heller Ehrman White & McAuliffe
Barry E. Simmons, Esq.\ Kirkpatrick & Lockhart, LLP
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